VIA EDGAR

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549-0506

Re:	Retirement Builder Variable Annuity Account
File No. 811-07689, CIK 0001016809
Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Retirement Builder Variable Annuity Account, a unit investment trust registered under the Act, recently mailed to its contract owners the semi annual report for the following underlying management investment companies: Transamerica Series Trust, AIM Variable Insurance Funds, I, AllianceBernstein Variable Products Series Fund, Inc., Davis Variable Account Fund, Inc., Evergreen Variable Annuity Trust, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, MFS® Variable Insurance Trust, Oppenheimer Variable Account Funds, Putnam Variable Trust, Columbia Funds Variable Insurance Trust I, Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund, JPMorgan Insurance Trust and Fidelity Variable Insurance Products Fund. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

•	On 8/31/09, Transamerica Series Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000778207);

•	On 8/28/09, AIM Variable Insurance Funds filed its semi annual report with the Commission via EDGAR (CIK: 0000896435);

•	On 8/24/09, AllianceBernstein Variable Products Series Fund, Inc. filed its semi annual report with the Commission via EDGAR (CIK: 0000825316);

•	On 8/25/09, Davis Variable Account Fund, Inc. filed its semi annual report with the Commission via EDGAR (CIK: 0001084060);

•	On 8/19/09, Evergreen Variable Annuity Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000928754);

•	On 8/27/09, Federated Insurance Series filed its semi annual report with the Commission via EDGAR (CIK: 0000912577);

•	On 8/28/09, Franklin Templeton Variable Insurance Products Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000837274);

•	On 9/1/09, MFS® Variable Insurance Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000918571);

•	On 8/24/09, Oppenheimer Variable Account Funds filed its semi annual report with the Commission via EDGAR (CIK: 0000752737);

Securities and Exchange Commission

•	On 8/28/09, Putnam Variable Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000822671); and

•	On 8/31/09, Columbia Funds Variable Insurance Trust I, filed its semi annual report with the Commission via EDGAR (CIK: 0001049787).

•	On 8/14/09, Dreyfus Stock Index Fund, Inc. filed its semi annual report with the Commission via EDGAR (CIK: 0000890064).

•	On 8/14/09, Dreyfus Variable Investment Fund filed its semi annual report with the Commission via EDGAR (CIK: 0000813383).

•	On 9/4/09, JPMorgan Insurance Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000909221).

•	On 9/1/09, 8/21/09, 8/28/09, Fidelity Variable Insurance Products Fund filed its semi annual report with the Commission via EDGAR (CIK: 0000356494; 0000831016; 0000927384).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith

Darin D. Smith, Vice President

Transamerica Life Insurance Company